UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total Class A exchangeable and Class B shareholders	Total Class C shareholder	Share capital Class A exchangeable and Class B shareholders	Share capital Class C shareholder	Retained earnings Class A exchangeable and Class B shareholders	Retained earnings Class C shareholder	Accumulated other comprehensive income	Accumulated other comprehensive income Class C shareholder	Non-controlling interests
Beginning balance at Dec. 31, 2024		$ 13,076	$ 1,470	$ 10,756	$ 1,442	$ 8,526	$ 28	$ 2,026	$ 204	$ 204	$ 850	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(282)	4	(330)			4	(330)			44	[1]
Other comprehensive (loss) income		344		344						344
Comprehensive income (loss)		62	4	14			4	(330)		344	44	[1]
Equity issuances		299									299	[1]
Redemptions to non-controlling interests		(389)									(389)	[1]
Distributions	[2]	(37)	(4)		(4)						(33)	[1]
Acquisition of treasury shares, net		(1)	(1)		(1)
Total change in the period		(66)	(1)	14	(5)		4	(330)		344	(79)	[1]
Ending balance at Mar. 31, 2025		13,010	1,469	10,770	1,437	8,526	32	1,696	548	548	771	[1]
Beginning balance at Dec. 31, 2024		13,076	1,470	10,756	1,442	8,526	28	2,026	204	204	850	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		234
Other comprehensive (loss) income		469
Comprehensive income (loss)		703
Ending balance at Jun. 30, 2025		15,839	1,471	13,602	1,435	10,736	36	2,193	673	673	766	[1]
Beginning balance at Mar. 31, 2025		13,010	1,469	10,770	1,437	8,526	32	1,696	548	548	771	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		516	4	497			4	497			15	[1]
Other comprehensive (loss) income		125		125						125
Comprehensive income (loss)		641	4	622			4	497		125	15	[1]
Equity issuances		2,207	2	2,210	2	2,210					(5)	[1]
Distributions	[2]	(19)	(4)		(4)						(15)	[1]
Total change in the period		2,829	2	2,832	(2)	2,210	4	497		125	(5)	[1]
Ending balance at Jun. 30, 2025		15,839	1,471	13,602	1,435	10,736	36	2,193	673	673	766	[1]
Beginning balance at Dec. 31, 2025		17,917	1,378	16,208	1,334	12,311	44	2,776	1,121	1,121	331
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(602)	5	(614)			5	(614)			7
Other comprehensive (loss) income		(414)		(414)						(414)
Comprehensive income (loss)		(1,016)	5	(1,028)			5	(614)		(414)	7
Equity issuances		2									2
Distributions	[3]	(10)	(5)		(5)						(5)
Acquisition of treasury shares, net		(2)	(2)		(2)
Total change in the period		(1,026)	(2)	(1,028)	(7)	0	5	(614)		(414)	4
Ending balance at Mar. 31, 2026		16,891	1,376	15,180	1,327	12,311	49	2,162	707	707	335
Beginning balance at Dec. 31, 2025		17,917	1,378	16,208	1,334	12,311	44	2,776	1,121	1,121	331
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(453)
Other comprehensive (loss) income		(1,019)
Comprehensive income (loss)		(1,472)
Ending balance at Jun. 30, 2026		17,851	1,387	16,127	1,333	13,725	54	2,300	102	102	337
Beginning balance at Mar. 31, 2026		16,891	1,376	15,180	1,327	12,311	49	2,162	707	707	335
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		149	5	138			5	138			6
Other comprehensive (loss) income		(605)		(605)						(605)
Comprehensive income (loss)		(456)	5	(467)			5	138		(605)	6
Equity issuances		1,425	11	1,414	11	1,414
Distributions	[3]	(9)	(5)		(5)						(4)
Total change in the period		960	11	947	6	1,414	5	138		(605)	2
Ending balance at Jun. 30, 2026		$ 17,851	$ 1,387	$ 16,127	$ 1,333	$ 13,725	$ 54	$ 2,300	$ 102	$ 102	$ 337

[1]	Adjusted to present the issuance and redemption of capital to non-controlling interests separately.
[2]	The Company distributed $0.06 in the form of a return of capital per each Class A exchangeable and Class B share in the first and second quarters of 2025. Distribution per share has been adjusted to reflect a three-for-two stock split on October 9, 2025.
[3]	The Company distributed $0.07 in the form of a return of capital per each Class A exchangeable and Class B share in the first and second quarters of 2026.